Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Domestic taxes:
Current taxes	$ (113)	$ 201	$ 1,012
Foreign taxes:
Current taxes	879	713	423
Deferred taxes	(57)	(132)	(42)
Foreign	822	581	381
Taxes on income	$ 709	$ 782	$ 1,393